OTHER RECEIVABLES AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER RECEIVABLES AND PREPAID EXPENSES
Prepaid expenses		$ 449	$ 718
Government authorities		536	128
Short-term investments	$ 31,119	200
Other		30	38
Total	$ 2,289	$ 1,215	$ 884